Consolidated Statements of Financial Position - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 15,305,996	$ 5,243,278
Restricted cash	331,528	388,587
Accounts and other receivables	8,646,807	3,845,890
Government remittances	1,070,216	1,125,912
Publisher advance, current	3,197,102
Prepaid expenses and other	3,006,033	1,571,806
Total current assets	31,557,682	12,175,473
Non-Current
Publisher advance, non-current	1,337,116
Investment in associate		2,052,008
Investment at FVTPL	2,629,851
Property and equipment	403,811	409,389
Goodwill	18,495,121	18,785,807
Intangible assets	12,482,244	19,442,322
Right-of-use assets	557,022	550,478
Total Non-Current	35,905,165	41,240,004
Total assets	67,462,847	53,415,477
Current
Accounts payable	10,403,665	12,455,215
Accrued liabilities	5,722,470	4,689,131
Players liability account	331,528	388,587
Deferred revenue	2,644,948	553,395
Lease obligation, current	222,583	185,671
Line of credit		4,919,507
Long-term debt, current	96,664	97,702
Promissory notes payable	821,948	3,818,920
Deferred purchase consideration		333,503
Warrant liability	4,868,703	14,135,321
Convertible debt, current	914,427
Arbitration reserve	6,468,330
Contingent performance share obligation, current		262,067
Total current liabilities	32,495,266	41,839,019
Convertible debt, non-current	9,037,069	10,793,459
Lease obligation, non-current	364,968	386,477
Long-term debt, non-current		133,230
Non-current liabilities	9,402,037	11,313,166
Total liabilities	41,897,303	53,152,185
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	122,741,230	69,380,807
Shares to be issued		1,059,214
Contributed surplus	17,819,933	4,034,323
Foreign currency translation reserve	(2,324,025)	(2,334,275)
Deficit	(112,814,973)	(72,094,162)
Attributable to shareholders	25,422,165	45,907
Non-controlling interest	143,379	217,385
Total equity	25,565,544	263,292
Total liabilities and equity	$ 67,462,847	$ 53,415,477